UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from June 27, 2012 to July 26, 2012

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-145220-03

CITIBANK, N.A.
(Exact name of sponsor and depositor as specified in its charter)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on August 15, 2012 for the monthly distribution period from June 27, 2012 to July 26, 2012. This Form 10-D/A corrects an error in the electronic version of the Monthly Report filed as Exhibit 99 under Item 9 of that Form 10-D. While the complete text of the corrected electronic version of the Monthly Report is attached hereto as Exhibit 99, the only correction made to the Monthly Report consisted of changing the percentage in the second footnote to Item C2 �Information Regarding the Series 2009 Credit Card Participation Certificate� on page 2 of the Monthly Report from 4.45230% to 7.66865% that describes each of the Series 2009 Invested Amount and Required Subordinated Amount as currently equal to such percentage of the Invested Amount of the Collateral Certificate.

This Form 10-D/A does not update any other disclosures to reflect developments since the original date of filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II – OTHER INFORMATION

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on August 15, 2012 for the monthly distribution period from June 27, 2012 to July 26, 2012. This Form 10-D/A corrects errors in the electronic version of the Monthly Report filed as Exhibit 99 under Item 9 of that Form 10-D. While the complete text of the corrected electronic version of the Monthly Report is attached hereto, the only corrections made consist of clarifying that the party who issued and signed the Monthly Report attached as Exhibit 99 was Citibank, N.A.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending July 26, 2012 and the related Payment Dates for the Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: September 17, 2012	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President